Contents of Significant Accounts - Summary of Decommissioning Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contents Of Significant Accounts [Abstract]
Decommissioning liabilities	$ 366,863	$ 0